NOTE 4. LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental payments under the leases for the next five years:
2012	$74,040
2013	74,040
2014	63,380
2015	10,080
2016	9,240
$230,780

2012	$74,040
2013	74,040
2014	63,380
2015	10,080
2016	9,240
$230,780